Cash and cash equivalents (Details) - CAD ($)	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	$ 18,020,534		$ 2,670,877
Cash equivalent	83,034,409		8,424,971
Cash and cash equivalents	$ 101,054,943	$ 51,252,752	$ 11,095,848	$ 16,225,503	$ 21,388,624	$ 18,926,933